TAXATION - Income tax Carry forwards (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 6,714,116	$ 4,770,618	$ 3,676,200
Foreign income tax NOL carryforwards related to foreign operations		32,028,194	24,123,257
Deferred tax asset reflecting the benefit of these loss carryforwards		4,770,618	$ 3,676,200
Deferred tax asset reflecting the benefit of these loss carryforwards , not subject to expiration		1,784,604
Deferred tax asset reflecting the benefit of these loss carryforwards , subject to expiration		2,986,014
2036
Tax Credit Carryforward [Line Items]
Deferred tax asset reflecting the benefit of these loss carryforwards , subject to expiration		419,104
2037
Tax Credit Carryforward [Line Items]
Deferred tax asset reflecting the benefit of these loss carryforwards , subject to expiration		751,825
2038
Tax Credit Carryforward [Line Items]
Deferred tax asset reflecting the benefit of these loss carryforwards , subject to expiration		899,070
2039
Tax Credit Carryforward [Line Items]
Deferred tax asset reflecting the benefit of these loss carryforwards , subject to expiration		$ 916,015